Leases and Contingencies - Schedule of Lease Costs (Details)	12 Months Ended
Dec. 31, 2019 USD ($)
Commitments And Contingencies Disclosure [Abstract]
Operating lease cost	$ 2,832,968 [1]
Total lease cost	$ 2,832,968

[1]	Excluding cost of short-term contracts. Short-term lease costs for year ended December 31, 2019 were $261,136.